Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Information
Summary of key metrics for evaluating performance of company

	For the Three Months ended
	September 30,
	2025	2024
Research and development costs	$3,361,858	$1,248,189
General and administrative expenses	4,749,399	1,125,121
Other significant non-cash items:
Depreciation and amortization	287,095	316,711
Total Operating Expenses	$(8,398,352)	$(2,690,021)

	For the Nine Months ended
	September 30,
	2025	2024
Research and development costs	$6,211,043	$3,755,549
General and administrative expenses	11,569,376	3,546,510
Other significant non-cash items:
Depreciation and amortization	665,832	1,015,118
Total Operating Expenses	$(18,446,251)	$(8,317,177)

	For the year ended
	December 31,
	2024	2023
Research and development costs	$5,176,932	$7,152,913
General and administrative expenses	4,168,576	5,274,603
Other significant non-cash items:
Depreciation and amortization	1,256,391	1,829,997
Total Operating Expenses	10,601,899	14,257,513
Revenue	248,357	18,614
Total other items	(1,110,903)	74,792
Income tax (expense) benefit	(20,965)	356,437
Net loss	$(11,485,410)	$(13,807,670)